Loans - Accretable Yield (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans Acquired Accounted For As Debt Securities Available For Sale Category [Abstract]
Beginning balance	$ 1,047	$ 1,181
Reclassification from nonaccretable discount	332		1,188
Accretion	(37)	(44)	(7)
Disposals	(161)	(90)
Ending balance	$ 1,181	$ 1,047	$ 1,181